Note 11 - BioLargo Engineering, Science and Technologies, LLC	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Wholly-Owned Subsidiary [Text Block]

Note 11. Noncontrolling Interest – BioLargo Engineering, Science & Technologies, LLC

In September 2017, we commenced a full-service environmental engineering firm and formed a Tennessee entity named BioLargo Engineering, Science & Technologies, LLC (“BLEST”). In conjunction with the start of this subsidiary, we entered into a three-year office lease in the Knoxville, Tennessee area, and entered into employment agreements with six scientists and engineers. (See Note 12 “Business Segment Information”.) BLEST was capitalized with two classes of membership units: Class A, 100% owned by BioLargo, and Class B, held by management of BLEST, and which initially have no “profit interest,” as that term is defined in Tennessee law. However, over the succeeding five years, the Class B members can earn up to a 30% profit interest. They also have been granted options to purchase up to an aggregate 1,750,000 shares of BioLargo, Inc. common stock. The profit interest and option shares are subject to a five year vesting schedule tied to the performance of the subsidiary, including gross revenue targets that increase over time, obtaining positive cash flow by March 31, 2018 (which was not met), collecting 90% of its account receivables, obtaining a profit of 10% in its first year (and increasing in subsequent years), making progress in the scale-up and commercialization of our AOS system, and using BioLargo research scientists (such as our Canadian team) for billable work on client projects. These criteria are to be evaluated annually by BLEST’s compensation committee (which includes BioLargo’s president, CFO, and BLEST’s president), beginning September 2018. Given the significant performance criteria, the Class B units and the stock options will only be recognized in compensation expense if or when the criteria are satisfied.

The BLEST Compensation Committee has met regularly since the subsidiary commenced operations. In  December 2025, the committee determined that a portion of the performance metrics were met and issued additional profit interests would be vested (30% in the aggregate) and vested additional option interests (1,750,000 option shares in the aggregate). In  December 2024, the committee determined that a portion of the performance metrics were met and issued additional profit interests would be vested (26.25% in the aggregate) and vested additional option interests. The vesting of option shares during the years ended  December 31, 2025 and 2024 resulted in a fair value totaling $55,000 each year and is recorded on our consolidated statements of operations as selling, general and administrative expense.